Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Percent of tax losses carried forward	80.00%
Expected recognition of deferred tax assets, period	10 years
Percentage of unrecognised tax losses that can be carried forward indefinitely	90.00%
Unrecognised deferred tax assets	$ 2,164	$ 2,162
US, the UK, Norway, Angola, Canada and Brazil
Income Tax [Line Items]
Deferred tax assets	6,850	7,952
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	3,553	965
Angola
Income Tax [Line Items]
Unrecognised deferred tax assets	650	712
Canada
Income Tax [Line Items]
Unrecognised deferred tax assets	$ 401	$ 415